Employee Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Pension and postretirement costs	$ 2.0	$ 2.5	$ 2.5
Defined contribution benefit plan costs	$ 0.9	$ 2.0	$ 0.6